Intangible and Other Assets (Details) - CAD CAD in Millions	Dec. 31, 2017	Dec. 31, 2016
Intangible and other assets
Investments	CAD 73	CAD 68
Intangible assets	62	67
Deferred costs	61	73
Long-term receivables	26	33
Other long-term assets	34	47
Total intangible and other assets	256	288
Investments
Investments accounted for under the equity method	58	54
Investments accounted for under the cost method	CAD 15	CAD 14